Employee benefits - Defined benefit obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	$ 115,287
Current service cost	15,878	$ 14,475
Interest cost	1,005	629
Past service cost	346	0
Defined benefit liability (asset), ending balance	77,010	115,287
U.K.
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	(85,509)
Defined benefit liability (asset), ending balance	(105,351)	(85,509)
Germany
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	68,819
Defined benefit liability (asset), ending balance	61,324	68,819
France
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	83,750
Defined benefit liability (asset), ending balance	76,345	83,750
Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	48,227
Defined benefit liability (asset), ending balance	44,692	48,227
Defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	1,163,744	1,044,584
Current service cost	15,878	14,475
Interest cost	17,528	19,054
Past service cost	346
Actuarial losses (gains) due to change in financial assumptions	16,474	40,294
Actuarial (gains) losses due to experience	(13,530)	(5,883)
Plan participant contributions	92	91
Benefits paid from the plan	(34,510)	(32,864)
Benefits paid directly by employer	(7,688)	(5,073)
Foreign currency translation adjustment	(23,780)	63,262
Business acquisitions (Note 26c)		1,732
Actuarial losses due to change in demographic assumptions		24,072
Defined benefit liability (asset), ending balance	1,134,554	1,163,744
Defined benefit obligations | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	119,512
Defined benefit liability (asset), ending balance	117,497	119,512
Defined benefit obligations | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	1,044,232
Defined benefit liability (asset), ending balance	1,017,057	1,044,232
Defined benefit obligations | U.K.
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	891,628	812,179
Current service cost	1,114	1,060
Interest cost	13,490	15,253
Past service cost	346
Actuarial losses (gains) due to change in financial assumptions	21,722	36,135
Actuarial (gains) losses due to experience	(9,994)	(8,033)
Plan participant contributions	92	91
Benefits paid from the plan	(29,936)	(28,793)
Benefits paid directly by employer	0	0
Foreign currency translation adjustment	(7,454)	46,065
Business acquisitions (Note 26c)		0
Actuarial losses due to change in demographic assumptions		17,671
Defined benefit liability (asset), ending balance	881,008	891,628
Defined benefit obligations | U.K. | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	0
Defined benefit liability (asset), ending balance	0	0
Defined benefit obligations | U.K. | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	891,628
Defined benefit liability (asset), ending balance	881,008	891,628
Defined benefit obligations | Germany
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	104,090	101,298
Current service cost	665	776
Interest cost	642	576
Past service cost	0
Actuarial losses (gains) due to change in financial assumptions	(1,201)	(1,258)
Actuarial (gains) losses due to experience	521	(530)
Plan participant contributions	0	0
Benefits paid from the plan	(1,053)	(1,645)
Benefits paid directly by employer	(2,954)	(2,787)
Foreign currency translation adjustment	(6,329)	7,660
Business acquisitions (Note 26c)		0
Actuarial losses due to change in demographic assumptions		0
Defined benefit liability (asset), ending balance	94,381	104,090
Defined benefit obligations | Germany | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	0
Defined benefit liability (asset), ending balance	0	0
Defined benefit obligations | Germany | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	104,090
Defined benefit liability (asset), ending balance	94,381	104,090
Defined benefit obligations | France
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	84,442	58,048
Current service cost	6,004	4,665
Interest cost	529	347
Past service cost	0
Actuarial losses (gains) due to change in financial assumptions	(2,922)	4,279
Actuarial (gains) losses due to experience	(3,498)	4,054
Plan participant contributions	0	0
Benefits paid from the plan	0	0
Benefits paid directly by employer	(2,492)	(454)
Foreign currency translation adjustment	(5,057)	5,370
Business acquisitions (Note 26c)		1,732
Actuarial losses due to change in demographic assumptions		6,401
Defined benefit liability (asset), ending balance	77,006	84,442
Defined benefit obligations | France | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	84,442
Defined benefit liability (asset), ending balance	77,006	84,442
Defined benefit obligations | France | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	0
Defined benefit liability (asset), ending balance	0	0
Defined benefit obligations | Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	83,584	73,059
Current service cost	8,095	7,974
Interest cost	2,867	2,878
Past service cost	0
Actuarial losses (gains) due to change in financial assumptions	(1,125)	1,138
Actuarial (gains) losses due to experience	(559)	(1,374)
Plan participant contributions	0	0
Benefits paid from the plan	(3,521)	(2,426)
Benefits paid directly by employer	(2,242)	(1,832)
Foreign currency translation adjustment	(4,940)	4,167
Business acquisitions (Note 26c)		0
Actuarial losses due to change in demographic assumptions		0
Defined benefit liability (asset), ending balance	82,159	83,584
Defined benefit obligations | Other | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	35,070
Defined benefit liability (asset), ending balance	40,491	35,070
Defined benefit obligations | Other | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	48,514
Defined benefit liability (asset), ending balance	$ 41,668	$ 48,514